Secured Note Liabilities - Schedule of Fair Value of the Secured Note (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Discount rates were 1% lower [Member] | 2022 Secured Note [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% lower
Increase (decrease)	$ 36.0
Discount rates were 1% lower [Member] | 2023 Secured Note [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% lower
Increase (decrease)	$ 35.7
Discount rates were 1% higher [Member] | 2022 Secured Note [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% higher
Increase (decrease)	$ (31.1)
Discount rates were 1% higher [Member] | 2023 Secured Note [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% higher
Increase (decrease)	$ (30.1)
Future silver prices were 10% higher [Member] | 2022 Secured Note [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Future silver prices were 10% higher
Increase (decrease)	$ 21.0
Metal production indicated volumes were 10% higher [Member] | 2022 Secured Note [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Metal production indicated volumes were 10% higher
Increase (decrease)	$ 21.0
Metal production indicated volumes were 10% higher [Member] | 2023 Secured Note [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Metal production indicated volumes were 10% higher
Increase (decrease)	$ 18.0
Future silver prices were 10% lower [Member] | 2022 Secured Note [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Future silver prices were 10% lower
Increase (decrease)	$ (21.3)
Metal production indicated volumes were 10% lower [Member] | 2022 Secured Note [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Metal production indicated volumes were 10% lower
Increase (decrease)	$ (21.3)
Metal production indicated volumes were 10% lower [Member] | 2023 Secured Note [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Metal production indicated volumes were 10% lower
Increase (decrease)	$ (18.1)
Future metal prices were 10% lower [Member] | 2023 Secured Note [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Future metal prices were 10% lower
Increase (decrease)	$ (18.4)
Future metal prices were 10% higher [Member] | 2023 Secured Note [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Future metal prices were 10% higher
Increase (decrease)	$ 18.2